MainStay ICAP Equity Fund

MainStay ICAP Select Equity Fund

MainStay ICAP International Fund

MainStay ICAP Global Fund

MainStay MAP Fund

Supplement dated July 9, 2014 (“Supplement”) to the Summary Prospectus and Prospectus

dated February 28, 2014, as supplemented (the “Prospectus”)

Effective July 9, 2014, Thomas R. Wenzel will no longer serve as a portfolio manager to MainStay ICAP Equity Fund, MainStay ICAP Select Equity Fund, MainStay ICAP International Fund, MainStay ICAP Global Fund and MainStay MAP Fund (the “Funds”). All references to Thomas R. Wenzel as a portfolio manager are deleted.

Jerrold K. Senser and Thomas M. Cole will remain portfolio managers for the Funds and Mr. Cole will now serve as Senior Executive Vice President and Deputy Chief Investment Officer of Institutional Capital LLC.

Additionally, effective July 9, 2014, Andrew P. Starr and Matthew T. Swanson will become portfolio managers of the Funds and the “Portfolio Manager Biographies” subsection of the Prospectus is hereby revised as follows:

Andrew P. Starr, CFA	Mr. Starr joined ICAP in 1998 and has been a portfolio manager for MainStay ICAP Equity Fund, MainStay ICAP Select Equity Fund, MainStay ICAP Global Fund, MainStay ICAP International Fund and MainStay MAP Fund since July 2014. Mr. Starr is Executive Vice President and Director of Research at ICAP. He also leads ICAP’s Energy and Basic Industries sector research. He earned a BA from DePauw University and an MBA from the University of Chicago. Mr. Starr is a CFA® charterholder.
Matthew T. Swanson, CFA	Mr. Swanson joined ICAP in 1999 and has been a portfolio manager for MainStay ICAP Equity Fund, MainStay ICAP Select Equity Fund, MainStay ICAP Global Fund, MainStay ICAP International Fund and MainStay MAP Fund since July 2014. Mr. Swanson is Executive Vice President and a senior member of ICAP’s Global Research Team and the Investment Committee. He also leads ICAP’s Health Care sector research. Mr. Swanson earned a BA and an MBA from Northwestern University. He is a CFA® charterholder.

Please Retain This Supplement For Your Future Reference.

MainStay ICAP Equity Fund

MainStay ICAP Select Equity Fund

MainStay ICAP International Fund

MainStay ICAP Global Fund

MainStay MAP Fund

Supplement dated July 9, 2014 (“Supplement”)

to the Statement of Additional Information dated February 28, 2014, as supplemented

Effective July 9, 2014, Thomas R. Wenzel will no longer serve as a portfolio manager to MainStay ICAP Equity Fund, MainStay ICAP Select Equity Fund, MainStay ICAP International Fund, MainStay ICAP Global Fund and MainStay MAP Fund (the “Funds”). All references to Thomas R. Wenzel as a portfolio manager are deleted.

Additionally, effective July 9, 2014, Andrew P. Starr and Matthew T. Swanson will become portfolio managers of the Funds. Accordingly, the SAI is revised as follows:

1.	In the section entitled “Portfolio Managers” beginning on page 86, the table is hereby amended to include the following information for Andrew P. Starr and Matthew T. Swanson. The number of accounts and asset information presented in columns 3 through 8 is as of June 30, 2014.

		NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE			NUMBER OF ACCOUNTS AND ASSETS FOR WHICH THE ADVISORY FEE IS BASED ON PERFORMANCE
PORTFOLIO MANAGER	FUNDS MANAGED BY PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANY	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS	REGISTERED INVESTMENT COMPANY	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS
Andrew P. Starr	MainStay ICAP Equity Fund, MainStay ICAP Select Equity Fund, MainStay ICAP International Fund, MainStay ICAP Global Fund, MainStay MAP Fund	16 RICs $14,981,634,721	13 Accounts $1,965,368,611	117 Accounts $11,772,762,899	0	0	10 Accounts $1,355,658,622
Matthew T. Swanson	MainStay ICAP Equity Fund, MainStay ICAP Select Equity Fund, MainStay ICAP International Fund, MainStay ICAP Global Fund, MainStay MAP Fund	16 RICs $14,981,634,721	13 Accounts $1,965,368,611	117 Accounts $11,772,762,899	0	0	10 Accounts $1,355,658,622

2.	In the section entitled “Portfolio Manager Compensation Structure” beginning on page 91, the table listing portfolio manager ownership of fund securities is hereby amended to include the following information for Andrew P. Starr and Matthew T. Swanson, as of June 30, 2014.

PORTFOLIO MANAGER	FUND	$ RANGE OF OWNERSHIP
Andrew P. Starr	MainStay ICAP Select Equity Fund MainStay ICAP Equity Fund	$500,001 - $1,000,000 $100,001 - $500,000
Matthew T. Swanson	MainStay ICAP Global Fund	$100,001 - $500,000

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.